Intangible Assets (Details) - Schedule of Amortization Charged - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amortization Charged [Line Items]
Selling and marketing expenses	$ 9,075,071	$ 4,637,110
Cost of revenue (note 6)	38,292,249	15,616,500
General and administrative expenses (note 8)	8,819,171	9,211,224
Total	2,358,635	1,653,584
Other intangible assets [member]
Schedule of Amortization Charged [Line Items]
Selling and marketing expenses		944,343
Cost of revenue (note 6)	2,323,251	706,792
General and administrative expenses (note 8)	$ 35,384	$ 2,449